FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 02, 2016
Fair Value Measurements
Assets and liabilities carried at fair value, measured on a recurring basis

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 2, 2016:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$17.9	$11.3	$6.6	$–
Derivative assets	5.6	–	5.6	–
Bank drafts	24.8	24.8	–	–
Liabilities
Derivative liabilities	$5.2	$.7	$4.5	$–

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of January 3, 2015:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$17.9	$7.6	$10.3	$–
Derivative assets	10.3	–	10.3	–
Bank drafts	19.8	19.8	–	–
Liabilities
Derivative liabilities	$11.7	$1.2	$10.5	$–